Leases - Narrative (Details) € in Thousands, $ in Thousands	1 Months Ended					3 Months Ended		4 Months Ended
	Nov. 30, 2022 room	Oct. 31, 2021 USD ($) contract thirdParty unit	Aug. 31, 2021	Mar. 31, 2021 USD ($) unit	Sep. 30, 2017	Mar. 31, 2023 USD ($) manufacturingSuite	Mar. 31, 2022 USD ($)	Feb. 28, 2023 room	Oct. 31, 2021 EUR (€)	Sep. 30, 2021 ft²	Feb. 28, 2019 unit	Oct. 31, 2018
Lessor, Lease, Description [Line Items]
Manufacturing suite with extended lease term | manufacturingSuite						1
Gain (loss) on termination of operating lease						$ (95)	$ 0
Real estate units split | unit				1
Real estate units after split | unit				2
Number of contracts | contract		2
Number of clean rooms handed over | room								1
Number of clean rooms | room	3							3
Payments for tenant improvements						6,900
Reduction of variable cost						500
Operating lease, number of third parties | thirdParty		2
Number of manufacturing properties | contract		2
Total lease payments receivable						1,111
Proceeds from deposits from customers		$ 127
Sublease, Lease Term 1
Lessor, Lease, Description [Line Items]
Total lease payments receivable | €									€ 97
Sublease, Lease Term 2
Lessor, Lease, Description [Line Items]
Total lease payments receivable | €									€ 109
Manufacturing Suite in Stevenage, United Kingdom
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of operating lease						(100)
Loss of disposal on leasehold improvements						$ (3,800)
Number of square feet | ft²										70,000
Manufacturing Suite in Stevenage, United Kingdom | Manufacturing Facility
Lessor, Lease, Description [Line Items]
Operating lease rent-free period (in months)					6 months
Office Space in Rockville, Maryland | Building
Lessor, Lease, Description [Line Items]
Operating lease contract term (in years)												5 years
MediaWorks Corporate Headquarters | Additional Space
Lessor, Lease, Description [Line Items]
Operating lease rent-free period (in months)			18 months
Operating lease contract term (in years)			9 years 11 months
Manufacturing Space in Enfield, United Kingdom
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of operating lease				$ 100
Lease termination fee expense				$ 200
Manufacturing Space in Enfield, United Kingdom | Building
Lessor, Lease, Description [Line Items]
Operating lease contract term (in years)											15 years
Number of units | unit											3
Number of units surrendered | unit				1
Number of contracts | unit		2